Omnibus Incentive Compensation Plan (Tables)	6 Months Ended
Jun. 30, 2025
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan (Table)
	Equity compensation plan
Unvested Shares	Shares	Value
Unvested on January 1, 2025	—	$—
Granted	1,050,000	19,184
Vested	—	—
Unvested on June 30, 2025	1,050,000	$19,184